Related party transactions - Key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2023
Related Party Transactions
Defined benefit liability (asset)	€ 678,238	€ 528,222
Capital	293,413	293,413
Germany
Related Party Transactions
Defined benefit liability (asset)	542,136	394,432
Germany | Unfunded plan | Benefit obligation
Related Party Transactions
Defined benefit liability (asset)	542,136	394,432
Germany | Unfunded plan | Benefit obligation | Former board members of Management AG and active board members which were appointed before January 1, 2019
Related Party Transactions
Defined benefit liability (asset)	62,426
Germany | Plan covered by insurance contracts | Benefit obligation
Related Party Transactions
Defined benefit liability (asset)	3,053
Germany | Plan covered by insurance contracts | Benefit obligation | Active board members which were appointed after January 1, 2019
Related Party Transactions
Defined benefit liability (asset)	3,053
General Partner
Related Party Transactions
Amount paid for services received from related party	31,361	23,632	€ 30,212
Annual fee portion of reimbursements paid to related party	€ 110	120	€ 120
Annual fee, as percent of General Partner's share capital	4.00%
Capital				€ 3,000
Balances
Accounts receivable	€ 89,723	816
Accounts payable	€ 3,141	€ 27,289